Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income and Comprehensive Income [Abstract]
Net Income	$ 135	$ 211
Other Comprehensive Loss
Change in unrealized holding losses on securities available-for-sale	(24)	(53)
Reclassification of effect of tax rate change on other comprehensive income		(27)
Other Comprehensive Loss, Before Tax	(24)	(80)
Income Tax Benefit Related to Other Comprehensive Loss	6
Other Comprehensive Loss, Net of Tax	(18)	(80)
Comprehensive Income	117	$ 131
Tax Effect Allocated to Each Component of Other Comprehensive Loss
Change in unrealized holding losses on securities available-for-sale	6
Income tax effect related to other comprehensive income	$ 6